Related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
Disclosure of Transactions between Related Parties
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the required categories.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2024	2023	2022
Short-term employee benefits	8,884	5,592	4,748
Post-employment benefits	712	608	519
Share based payment transactions	4,105	4,380	4,712
Total	13,701	10,580	9,979

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2024	2023	2022
Directors fee	346	245	255
Total	346	245	255

(EUR thousand)		As of March 31
Liabilities to related parties	Note	2024	2023
Liabilities to key management personnel:
Post employment benefit liability		390	196
Liabilities to shareholders:
Loans and borrowings	26	—	61,324
Warrants liabilities		267	3,911
Closing balance for the year		657	65,431